Loan Payable (Details) - USD ($)													1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jun. 30, 2024	May 17, 2024	May 15, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Oct. 06, 2023	Sep. 30, 2023	Sep. 28, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 20, 2025	May 14, 2025	Aug. 09, 2024	Dec. 31, 2022	Dec. 15, 2021
Loan Payable [Line Items]
Company borrowings																							$ 500,000
Third party rate																							20.00%
Accrued commission																						$ 6,000
Loans payable																						$ 500,000
Accounts receivables, interest												90.00%
Loan and security agreement							$ 271,824	$ 271,824	$ 271,824		$ 271,824
Late charge percentage	12.00%																12.00%
Common stock, par value (in Dollars per share)	$ 0.0001						$ 0.0001							$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Weighted average price per share (in Dollars per share)										$ 240
Issues equity per share (in Dollars per share)										$ 400
Principal amount																				$ 1,284,881
Principal balance outstanding				8.00%	8.00%								8.00%		8.00%
Total default interest		$ 660,292		$ 165,233											$ 660,292
Gain on forgiveness of payable																	$ 319,900
Debt issuance costs			$ 95,000				$ 3,088,883								346,267		382,212	3,088,884
Amortization expense														$ 485,162	1,205,535		1,042,141	42,901
Debt discount																	753,904	49,433
Debt discount															$ 1,123,162	$ 868,616	1,928,576	$ 72,335
Loan agreement						$ 1,500,000
Interest rate						3.00%
Outstanding payable																	1,212,000
Financing interest expense																	$ 68,057
Securities Purchase Agreement [Member]
Loan Payable [Line Items]
Bear interest rate	8.00%
Loan principal amount										$ 15,819,209
Prime Interest rate plus							20.00%			5.00%								20.00%
Conversion price per share (in Dollars per share)	$ 400																$ 400
Lender’s conversion rate										115.00%
Amortization expense																	$ 753,904	$ 29,433
August 2024 Convertible Note [Member]
Loan Payable [Line Items]
Principal amount																					$ 1,154,681
Convertible note original issue discount			$ 287,212
Accrued interest																	569,419	113,000
Principal amount of convertible note	$ 1,192,165						$ 0										1,192,165	0
Debt discount																	331,867	0
December 2023 Convertible Note [Member]
Loan Payable [Line Items]
Gain on forgiveness of payable																		319,900
Convertible note original issue discount							2,148,217											2,148,217
Principal amount of convertible note	$ 16,644,699						$ 15,819,209										16,644,699	15,819,209
Debt discount																	$ 3,419,065	$ 5,164,765
Revolving Credit Facility [Member]
Loan Payable [Line Items]
Loan and security agreement												$ 10,000,000
Convertible Common Stock [Member]
Loan Payable [Line Items]
Common stock conversion rate																		4.99%
Common Stock [Member]
Loan Payable [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001																$ 0.0001
Conversion price per share (in Dollars per share)	$ 400																$ 400
Common stock conversion rate																		4.99%
Maximum [Member] | Loan and Security Agreement [Member]
Loan Payable [Line Items]
Bear interest rate												7.00%
Minimum [Member] | Loan and Security Agreement [Member]
Loan Payable [Line Items]
Bear interest rate												6.50%